SUBSEQUENT EVENTS	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2020
Subsequent Events [Abstract]
SUBSEQUENT EVENTS

NOTE 9 - SUBSEQUENT EVENTS

The Company evaluated subsequent events and transactions that occurred after the balance sheet date up to the date that the consolidated financial statements were available to be issued (November 15, 2021). Based upon this review, the Company did not identify any other subsequent events that would have required adjustment or disclosure in the financial statements, except as disclosed below.

On October 21, 2021, the Company entered into a Securities Purchase Agreement (the “SPA”) with an institutional investor (the “Purchaser”) pursuant to which the Company has agreed to issue a promissory convertible note (the “Note”) to the Purchaser in the principal amount of $1,428,571.43 for proceeds of $1,000,000 (the “Transaction”). The closing occurred on October 22, 2021 (the “Closing Date”). The Note has a maturity date of one year from the date of issuance and pays interest at a rate of 4% per annum. The Note is convertible into shares of Common Stock (the “Conversion Shares”) at a conversion price of $0.0599 (the “Conversion Price). In addition, the Purchaser received a warrant (the “Warrant”) to purchase up to 3,440,000 shares of Common Stock (the “Warrant Shares”) of the Company with an exercise price equal to $0.107415 per share. The Warrant is exercisable for 5 years from the date of issuance. The Company intends to use the net proceeds from this Note to continue funding the ongoing Phase 2 clinical trial of Tollovir® in hospitalized COVID-19 patients, beginning the initial marketing campaign for the cPass neutralizing antibody test launch at Provista Diagnostics and general corporate purposes.

The Company has agreed to file a registration statement with the Securities and Exchange Commission registering for resale the Conversion Shares and the Warrant Shares (the “Registration Statement). Subsequent to the effective date of the Registration Statement, if the closing sale price of the Common Stock averages less than the then Conversion Price over a period of ten (10) consecutive trading days, the Conversion Price shall reset to such average price. If the 10 day volume weighted average price of the Common Stock continues to be less than the Conversion Price then the Conversion Price should reset to such 10-day average price with a maximum of a 20% discount from the initial Conversion Price.

NOTE 24 - SUBSEQUENT EVENTS

The Company evaluated subsequent events and transactions that occurred after the balance sheet date up to the date that the consolidated financial statements were available to be issued (April 21, 2021). Based upon this review, the Company did not identify any other subsequent events that would have required adjustment or disclosure in the financial statements, except as disclosed below.

A.	Securities Purchase Agreement

1.	On January 22, 2021, the Company entered into a Securities Purchase Agreement with Yozma Global Genomic Fund 1 (“Yozma”) pursuant to which Yozma purchased from Todos a convertible note in the original principal amount of up to $4,857. The original principal amount has been originally issued with 30% discount of aggregated amount of $1,457, bearing per annum interest at a flat rate of 4% (the “Interest”) until it becomes due and payable, whether upon the maturity date, which is January 22, 2022, acceleration, conversion, redemption or otherwise (in each case in accordance with the terms hereof) (the “Maturity Date”). In addition, the outstanding principal amount to be converted, redeemed or otherwise with respect to which this determination is being made and the accrued and unpaid Interest with respect to such outstanding principal amount shall be converted into shares of the Company at conversion price of $0.07161 (the “Conversion Price”). Subsequent to the effective date of the registration statement registering for resale the Conversions Shares and the Warrant Shares pursuant to the Purchase Agreement, if the closing sale price of the Common Stock averages less than the then Conversion Price over a period of 10 consecutive trading days, the Conversion Price shall reset to such average price. If the 10-day volume weighted average price of the Common Stock continues to be less than the Conversion Price, then the Conversion Price should reset to such 10-day average price with a maximum of a 20% discount from the initial Conversion Price.

At the Company’s option and upon 30 days’ notice to Yozma, 33% of the outstanding Principal and accrued and unpaid Interest of the Note (the “Repayment Amount”) may be redeemed at any time at an amount equal to 115% of the Repayment Amount. The foregoing notwithstanding, Yozma may convert any or all of this Note into shares of Common Stock at any time.

At any time after Yozma becoming aware of an Event of Default as defined in the Securities Purchase Agreement, Yozma may require the Company to redeem (an “Event of Default Redemption”) all or any portion of the Note in cash by wire transfer of immediately available funds at a price equal to principal amount plus interest calculated from the Event of Default at the greater of the default interest at a rate of 18% per annum or the maximum rate permitted under applicable law (the “Event of Default Redemption Price”) together with liquidated damages of $250 plus an amount in cash equal to 1% of the Event of Default Redemption Price for each 30 day period during which redemptions fail to be made.

In addition, the Company granted Yozma a warrant to purchase up to 16,956,929 ordinary shares for a period of 5 years with an exercise price equal to $0.107415, subject to certain adjustments (the “Warrant”). If at the time of exercise hereof there is no effective registration statement registering, or the prospectus contained therein is not available for the issuance of the Warrant Shares to Yozma, then the Warrant may also be exercised, in whole or in part, at such time by means of a net shares settlement. Moreover, Yozma is entitled to an option to require the Company to purchase the Warrant for cash in an amount equal to their Black-Scholes Option Pricing Model value (the Black-Scholes Model), in the event that certain fundamental transactions (which some of them are not considered solely within the Company’s control) as defined in the warrant agreement, occur.

The Company incurred incremental and direct finder fee cost of $272 with respect to the aforesaid funding.

TODOS MEDICAL LTD.

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Cont.)

(U.S. dollars in thousands)

NOTE 24 - SUBSEQUENT EVENTS (Cont.)

A.	Securities Purchase Agreement (Cont.)

2.	On April 9, 2021, the Company entered into a Securities Purchase Agreement (the “SPA”) with a Family Office Investor (the “Purchaser”) to which the Company has agreed to issue a promissory convertible note (the “Note”, or the “Yozma Crossover Round”) to the Purchaser in the principal amount of $4,286 for proceeds of $3,000 (the “Transaction”). The closing occurred on April 12, 2021. The Note has a maturity date of one year from the date of issuance and pays interest at a rate of 4% per annum. The Note is convertible into shares of Common Stock (the “Conversion Shares”) at a conversion price of $0.0599 (the “Conversion Price). In addition, the Purchaser received a warrant (the “Warrant”) to purchase up to 16,000,000 shares of Common Stock (the “Warrant Shares”) of the Company with an exercise price equal to $0.107415 per share. The Warrant is exercisable for 5-years period from the issuance date. Upon a listing of the Company’s common shares onto a national exchange, the Yozma Crossover Round Notes will exchange into a class of Series A Preferred Shares in order to help improve the Company’s shareholder equity to meet the Nasdaq CM Initial Listing Standards.

The Company has agreed to file a registration statement with the Securities and Exchange Commission registering for resale the Conversion Shares and the Warrant Shares (the “Registration Statement). Subsequent to the effective date of such registration statement, if the closing sale price of the Common Stock averages less than the then Conversion Price over a period of ten (10) consecutive trading days, the Conversion Price shall reset to such average price. If the 10-days volume weighted average price of the Common Stock continues to be less than the Conversion Price then the Conversion Price should reset to such 10-day average price with a maximum of a 20% discount from the initial Conversion Price.

The Purchaser has the option to purchase an additional Note in the principal amount of $5,285,714.20 for proceeds of $3,700,000 and an additional Warrant to purchase 16,000,000 shares of Common Stock.

B.	During the period commencing January 1, 2021 through the date of these consolidated financial statements, Principal Amount and unpaid Interest in total amount of $2,023 have been converted into 112,225,149 ordinary shares.

C.	As noted in Note 15B14, during the period commencing January 1, 2021 through the date of these consolidated financial statements, the Company sold 5,229,809 Ordinary Shares to Lincoln Park in an initial purchase out of the Investment Amount under the Purchase Agreement for a total purchase price of $255 thousand.

TODOS MEDICAL LTD.

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Cont.)

(U.S. dollars in thousands)

NOTE 24 - SUBSEQUENT EVENTS (Cont.)

B.	Settlement Agreements

1.	As noted in Note 16C6A, on February 11, 2021, the Company and Todos Medical USA, Inc. (herein referring as “Todos”) entered into Mutual Release and Settlement Agreement (“Settlement Agreement”) with Integrated Health LLC. (“Integrated”) pursuant to which in consideration of the Settlement Agreement execution and the releases and promises made in the Settlement Agreement by the parties, the parties agree as follows:

A.	Todos shall pay to Integrated $6 per month for the period of February 11, 2021 through January 11, 2022. The monthly payment is representative of Integrated’s rent and utilities increase incurred from signing the original agreement with Todos and signing a lease on an expansive building to facilitate the originally executed agreement between Todos and MOTOPARA

B.	The $250 previously paid to Integrated as a loan will forthwith be considered part of the Settlement Agreement and will therefore need not be paid back to Todos. Todos agrees that no monies will be owed to Todos from Integrated Health with regard to any past loans provided by Todos to Integrated, however this does not include supplies of materials required to conduct commercial COVID-19 testing that have been provided to Integrated at Integrated’s request.

C.	Todos shall pay Integrated an amount of $150 split into three equal payments of $50 over 3 weeks as follows: payment one: February 11, 2021, payment two: February 17, 2021 and payment three: February 24, 2021.

D.	Todos will provide Integrated with Favored Nation Pricing (lowest price offered to any other customer/client of same product) on all testing products, consumables and equipment.

E.	Integrated will indemnify Todos against any liens for services upon receipt of the above total $222

F.	Integrated agrees Todos is the priority provider for ordering COVID-19 testing materials from Todos Medical only for those first 2 mobile lab units. For any additional mobile lab units produced by Integrated, Integrated can order from whatever supplier it so chooses, including Todos, at Integrated’s sole discretion.

G.	In the event Integrated or MOTOPARA desires not to use the mobile labs, Todos shall have a right to contract services of Integrated Health and MOTOPARA for utilizing those lab units for a monthly fee of $75/month which shall include the use of Integrated Health’s staff to perform testing. The $75 includes 2 lab technicians. All additional staffing will include additional fees. Todos will supplies all necessary supplies to operate the lab. In addition to the fees, Todos will pay 25% of the net income from each test back to IH/MP (12.5% to IH and 12.5% to MP)

H.	Todos with mutual agreement of Integrated Health can reference PCR testing to Integrated and/or MOTOPARA which will be performed by them at a fixed price of $$70/test with 36-48 hours results. IH will purchase supplies from Todos.

I.	Integrated and/or MOTOPARA agree to return to Todos two 2 Bio shields owned by Todos.

2.	As noted in Note 16C6B, on February 11, 2021, the Company and Todos Medical USA, Inc. (herein referring as “Todos”) entered into Mutual Release and Settlement Agreement (“Settlement Agreement”) with MOTOPARA Foundation, Inc. (“MOTOPARA”) pursuant to which in consideration of the Settlement Agreement execution and the releases and promises made in the Settlement Agreement by the parties, the parties agree as follows:

A.	Todos shall pay to MOTOPARA an amount of $27 per month for the period of January 11, 2021 through January 11, 2022. The monthly payment is representative of MOTOPARA’s rent and utilities increase incurred from signing the original agreement with Todos and signing a lease on an expansive building to facilitate the originally executed agreement between Todos and MOTOPARA.

B.	Todos will cease to promote any affiliation with MOTOPARA in any capacity.

C.	MOTOPARA agrees that upon receipt of the total $351, MOTOPARA will indemnify and defend Todos against any liens for services provided to MOTOPARA.

3.	On March 1, 2021, the Company entered into settlement agreement with one of its lenders, under which the Company paid the lender an amount of approximately $182 as full settlement of the prepayment obligation.

TODOS MEDICAL LTD.

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Cont.)

(U.S. dollars in thousands)

NOTE 24 - SUBSEQUENT EVENTS (Cont.)

C.	Platform Account Agreement

On February 4, 2021 (“Effective Date”), the Company entered into Platform Account Agreement that will be used for investor relations with SRAX Inc. (“SRAX”) under which SRAX grants the Company a non-exclusive, non-transferable and non-sublicensable right to access and use the platform during the below Term, solely by the authorized employees of the Company for the Company’s own internal business purposes. In exchange for such services, the Company will pay certain fees to SRAX that including inter alia issuance of shares of Common Stock.

Subject to the terms of the Platform Account Agreement, SRAX shall use commercially reasonable efforts to make access to the Platform available 24 hours per day and 7 days per week. If access to the Platform is available less than 99% of the time in any calendar month for reasons not constituting an Access Exception, then, following the Company’s written request, SRAX will provide the Company a credit equal to 10% of the Fees due for such month for each percentage point by which such uptime commitment is missed, up to a maximum of the full amount of Fees due for such month. Any credit will be applied to the next month’s Fees due hereunder and, if the Platform Account Agreement terminates prior to application of the applicable credit, such credit shall be treated as a reimbursement obligation by Company. The Platform Agreement does not entitle the Company to any support for the Platform.

The initial term of the Platform Account Agreement begins on the Effective Date and continues as a one-year subscription from such date (the “Initial Term”). The Platform Account Agreement will automatically renew on a month-to-month basis after the first year until either party gives the other party written notice of non-renewal at least 30 days prior to the expiration of the then-current term.

D.	First Amendment to Secured Convertible Equipment Loan Agreement

As noted in Note 8A1, in March 2021, the Company entered into First Amendment (the “Amendment”) to Secured Convertible Equipment Loan Agreement with one of its lenders, under which the parties agreed as follows:

1.	On or before May 1, 2021, the Company shall repay to the lender the Aggregate Loan Principal Amount of $450 in cash, without interest.

2.	On or before May 1, 2021, the Company shall repay to the lender, or contribute to a charity designated by the lender, the original initial discount in the amount of $320, plus an additional $100 as compensation for the lender agreeing to postpone repayment of the Aggregate Principal Amount.

3.	Upon execution of the Amendment, the Company shall issue to the lender, or contribute to a charity designated by the lender, 2,000,000 restricted ordinary shares of the Company, nominal value NIS 0.0001 per share, as additional compensation to the lender for its agreement to defer repayment of the Aggregate Loan Principal Amount.

E.	Closing Agreement

As noted in Note 11I, on March 3, 2021, the Company and the Purchaser entered into a Closing Agreement (the “Closing Agreement”) pursuant to which the Purchaser exercised its right to invest an additional $848 into the Company in the form of July 2020 Convertible Notes (the “Tranche 2 Securities”).

The Company hereby covenants and agrees to file a registration agreement with respect to the Tranche 2 Securities on or before the earlier to occur of (a) the date that the Company files a registration statement with respect to any other securities of the Company or (b) April 1, 2021 (such date, the “Tranche 2 Filing Date”) and cause a registration statement to be declared effective under the Securities Act with respect to the Tranche 2 Securities on or before May 1, 2020. The Company acknowledges that failure to timely comply with the foregoing obligations will subject the Company to substantial liability under the Registration Agreement, including without limitation liquidated damages in the amount of $250, along with an amount of cash accruing each month equal to the value of 1% of the value of the Tranche 2 Securities.